Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2026
Cash and cash equivalents [abstract]
Disclosure of Cash and Cash Equivalents
Cash and cash equivalents consist of the following:

	Yen in millions
	March 31,
	2025	2026
Cash and deposits	6,344,691	9,077,428
Negotiable certificate of deposit and other	2,637,713	3,582,193

Total	8,982,404	12,659,622